Prospectus Supplement

John Hancock Capital Series
John Hancock U.S. Global Leaders Growth Fund (the fund)

Supplement dated January 13, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of June 30, 2022 (the Effective Date), Gordon M. Marchand will no longer serve as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. Marchand will be removed from the Prospectus.

Additionally, as of July 1, 2022, Hrishikesh Gupta will be added as a portfolio manager of the fund, and together with Kishore Rao and Robert L. Rohn will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of July 1, 2022, the following will replace in its entirety the fund’s portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio Management”:

Hrishikesh Gupta Principal Managed the fund since 2022	Kishore Rao Principal Managed the fund since 2020	Robert L. Rohn Principal Managed the fund since 2003

As of July 1, 2022, the following information relating to Mr. Gupta will be added to the fund’s portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Hrishikesh Gupta

•	Principal
•	Managed the fund since 2022
•	Joined SGA in 2014

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Capital Series
John Hancock U.S. Global Leaders Growth Fund (the fund)

Supplement dated January 13, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of June 30, 2022 (the Effective Date), Gordon M. Marchand will no longer serve as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. Marchand will be removed from the SAI.

Additionally, as of July 1, 2022, Hrishikesh Gupta will be added as a portfolio manager of the fund, and together with Kishore Rao and Robert L. Rohn will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.